CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (BALANCE SHEETS - PARENTHETICAL) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	102,741,977	102,121,144
Common shares, outstanding	102,741,977	102,121,144
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	102,741,977	102,121,144	101,560,744	101,366,544
Common shares, outstanding	102,741,977	102,121,144